Merchandise Inventories, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Merchandise Inventories, Net [Line Items]
Slow moving inventory	$ (92,100)	$ 61,935	$ (68,361)
Merchandise Inventories [Member]
Merchandise Inventories, Net [Line Items]
Slow moving inventory	$ 38,569	$ 132,904